Basis of preparation - Use of estimates (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations		€ 237,000,000	€ 309,000,000	€ 202,000,000
Impairment loss recognised in profit or loss, property, plant and equipment			137,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill		0	0	150,000,000
Capitalised development expenditure
Disclosure of defined benefit plans [line items]
Impairment and write-off of capitalized development expenditures		78,000,000	151,000,000	128,000,000
Accumulated amortization and impairment losses
Disclosure of defined benefit plans [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		46,000,000	137,000,000
Impairment and write-off of capitalized development expenditures		73,000,000	152,000,000
Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure of defined benefit plans [line items]
Impairment and write-off of capitalized development expenditures		€ 67,000,000	€ 151,000,000
Cash-generating units | Minimum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	1.40%	1.40%
Discount rate applied to cash flow projections	14.70%	14.70%
Cash-generating units | Maximum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	2.50%	2.50%
Discount rate applied to cash flow projections	32.40%	32.40%
Enlarged Europe
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations				53,000,000
Enlarged Europe | Russia
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	€ 137,000,000
Enlarged Europe | Tax assets | Russia
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	47,000,000
Enlarged Europe | Other assets | Russia
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	47,000,000
Enlarged Europe | Inventories | Russia
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	€ 43,000,000
China and India & Asia Pacific
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations				135,000,000
South America
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations				€ 15,000,000
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.14%	5.14%	2.60%